Offerings - Offering: 1	Dec. 23, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	198.29
Maximum Aggregate Offering Price	$ 594,870,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 91,074.6
Offering Note	The amount registered represents 3,000,000 shares of the common stock, par value $5.00 (the “Common Stock”), of the PNC Financial Services Group, Inc. (“PNC”) being registered under the 2025 Employee Stock Repurchase Plan (the “2025 ESPP”). Pursuant to Rule 416 of the Securities Act of 1933, as amended, this Registration Statement also covers such additional and indeterminate number of shares as may become issuable pursuant to the provisions of the 2025 ESPP relating to adjustments for changes resulting from a stock dividend, stock split or similar change. The proposed maximum offering price per share and proposed maximum aggregate offering price for the shares of the Common Stock covered by this Registration Statement have been estimated in accordance with Rules 457(c) and (h) under the Securities Act of 1933, as amended, solely for the purpose of calculating the registration fee. The price of $198.29 per share represents the average of the high and low sales prices of PNC’s Common Stock as reported on the New York Stock Exchange on December 17, 2024, a date within five business days prior to the filing of this Registration Statement.